Other liabilities (Details) - RUB (₽) ₽ in Thousands		1 Months Ended		12 Months Ended
	May 09, 2018	Jul. 31, 2018	Jun. 30, 2018	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Non-current other liabilities
Advance from depositary				₽ 135,741	₽ 142,531
Total				135,741	142,531	[1]
Current other liabilities
Advance from depositary - current portion				54,770	38,759
Put liability to non-controlling participants in subsidiary				85,146
Total				139,916	38,759	[1]
Income from depositary				58,226	41,617		₽ 22,095
Change in other liabilities				26,729	17,300		147,685
Deposit liabilities
Current other liabilities
Change in other liabilities				₽ (5,738)	₽ 17,300		₽ 147,685
Deposit Agreement: May 8, 2019 to May 8, 2024
Current other liabilities
Deposit agreement term	5 years
Proceeds from depository advances received	₽ 169,780
Deposit Agreement: July 20, 2020 to July 20, 2025
Current other liabilities
Deposit agreement term		5 years
Proceeds from depository advances received		₽ 58,918
Deposit Agreement June 7, 2021 to June 7, 2026
Current other liabilities
Deposit agreement term			5 years
Proceeds from depository advances received			₽ 52,489

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).